Assets and Liabilities Recorded for Consolidated Securitization Entities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Variable Interest Entity [Line Items]
Restricted commercial mortgage loans	$ 324	$ 341		$ 411
Trading securities	468	556		788
Total restricted other invested assets	399	393		377
Total investments	72,749	74,379		71,902
Cash and cash equivalents	3,797	3,632	4,152	4,443	3,094
Accrued investment income	769	715		691
Borrowings related to securitization entities	329	336		396
Securitization Entities
Variable Interest Entity [Line Items]
Restricted commercial mortgage loans		341		411
Trading securities		393		376
Other		0		1
Total restricted other invested assets		393		377
Total investments		734		788
Cash and cash equivalents		1		3
Accrued investment income		2		1
Total assets		737		792
Derivative liabilities		131		206
Other liabilities		2		4
Total other liabilities		133		210
Borrowings related to securitization entities		336		396
Total liabilities		$ 469		$ 606